Submission	Apr. 02, 2026
Submission [Line Items]
Central Index Key	0000744218
Registrant Name	Celldex Therapeutics, Inc.
Registration File Number	333-275300
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES